UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-02201

                                 Insight Select Income Fund

(Exact name of registrant as specified in charter)

200 Park Avenue, 7th Floor

                                 New York, NY 10166

(Address of principal executive offices) (Zip code)

Clifford D. Corso

200 Park Avenue, 7th Floor

                                 New York, NY 10166

(Name and address of agent for service)

Registrant’s telephone number, including area code:         212-527-1800

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
CORPORATE DEBT SECURITIES (82.73%)
AUTOMOTIVE (0.91%)
Ford Holdings LLC, Co. Gty., 9.30%, 03/01/30	Baa2/BBB	$1,000	$1,389,908
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32	Baa2/BBB	500	679,348

			2,069,256

CHEMICALS (1.84%)
Dow Chemical Co., Sr. Unsec. Notes, 8.55%, 05/15/19	Baa2/BBB	500	560,018
Incitec Pivot Finance LLC, Co. Gty., 6.00%, 12/10/19, 144A	Baa3/BBB	405	432,824
Sinochem Overseas Capital Co., Ltd., Co. Gty., 4.50%, 11/12/20, 144A	A3/A-	500	527,678
Union Carbide Corp., Sr. Unsec. Notes, 7.75%, 10/01/96	Baa2/BBB	2,000	2,648,012

			4,168,532

CONSUMER PRODUCTS (2.11%)
Newell Brands, Inc., Sr. Unsec. Notes, 4.20%, 04/01/26(b)	Baa3/BBB-	593	629,640
Newell Brands, Inc., Sr. Unsec. Notes, 5.50%, 04/01/46(b)	Baa3/BBB-	1,379	1,660,366
Reckitt Benckiser Treasury Services PLC, Co. Gty., 3.00%, 06/26/27, 144A(b)	A3/A-	1,433	1,414,049
Reynolds American, Inc., Co. Gty., 4.45%, 06/12/25(b)	Baa3/BBB+	1,000	1,071,350

			4,775,405

DIVERSIFIED FINANCIAL SERVICES (15.47%)
Bank of America Corp., Sr. Unsec. Notes, 5.625%, 07/01/20	Baa1/BBB+	190	208,070
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa1/BBB+	500	555,718
Bank of America Corp., Sub. Notes, 4.45%, 03/03/26	Baa3/BBB	1,764	1,835,872
Barclays PLC, Sub. Notes, 4.836%, 05/09/28(b)	Baa3/BB+	906	926,195
CDP Financial, Inc., Co. Gty., 4.40%, 11/25/19, 144A	Aaa/AAA	400	422,706
Citigroup Inc., Sr. Unsec. Notes, 3.887%, 01/10/28(b),(c)	Baa1/BBB+	1,100	1,117,890
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	Baa1/BBB+	70	107,473
Citigroup, Inc., Sub. Notes, 4.60%, 03/09/26	Baa3/BBB	988	1,036,748
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa3/BBB	926	1,047,843
Discover Financial Services, Sr. Unsec. Notes, 10.25%, 07/15/19	Ba1/BBB-	200	227,551
GE Capital International Funding, Co. Gty., 4.418%, 11/15/35	A1/AA-	588	639,972
General Electric Capital Corp., Sr. Unsec. Notes, 6.875%, 01/10/39	A1/AA-	287	416,013
General Electric Co., Jr. Sub. Notes, 5.00%, 01/21/21(b),(c),(d)	A3/A	4,320	4,585,248
Goldman Sachs Group, Inc., Sr. Unsec. Notes, 3.50%, 11/16/26(b)	A3/BBB+	1,040	1,034,484
Goldman Sachs Group, Inc., Sr. Unsec. Notes, 2.922%, 10/28/27(b),(c)	A3/BBB+	550	571,739
Goodman US Finance One LLC, Co. Gty., 6.375%, 04/15/21, 144A	Baa1/BBB+	1,050	1,175,715
HSBC Capital Funding LP, Co. Gty., 10.176%, 06/30/30, 144A(b),(c),(d)	Baa1/BBB-	2,180	3,429,402
ING Bank NV, Sub. Notes, 4.125%, 11/21/23(b),(c)	Baa2/BBB+	2,500	2,554,405
Intesa Sanpaolo SpA, Co. Gty., 3.875%, 01/15/19	Baa1/BBB-	1,100	1,127,139
Intesa Sanpaolo SpA, Sub. Notes, 5.71%, 01/15/26, 144A	Ba1/BB	1,250	1,319,793
JPMorgan Chase & Co., Jr. Sub., 7.90%, 04/30/18(b),(c),(d)	Baa3/BBB-	2,000	2,079,000
Lincoln Finance, Ltd., Sr. Sec. Notes, 7.375%, 04/15/21, 144A(b)	B1/BB+	225	238,500
Morgan Stanley, Sr. Unsec. Notes, 6.25%, 08/28/17	A3/BBB+	300	302,088
Nasdaq, Inc., Sr. Unsec. Notes, 3.85%, 06/30/26(b)	Baa2/BBB	1,294	1,312,970
Nationwide Building Society, Sr. Unsec. Notes, 2.45%, 07/27/21, 144A	Aa3/A	1,193	1,192,207
PNC Financial Services Group, Inc., Jr. Sub., 5.00%, 11/01/26(b),(c),(d)	Baa2/BBB-	1,587	1,634,610
Royal Bank of Scotland Group PLC, Jr. Sub., 7.64%, 09/30/17(b),(c),(d)	Ba3/B+	700	672,000
Synchrony Financial, Sr. Unsec. Notes, 2.60%, 01/15/19(b)	NA/BBB-	936	940,998
UBS AG, Sub. Notes, 7.625%, 08/17/22	NA/BBB+	2,000	2,348,000

			35,060,349

ENERGY (13.96%)
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72(b),(c)	NA/BBB+	3,250	3,303,586
Burlington Resources, Inc., Co. Gty., 9.125%, 10/01/21	Baa2/A-	850	1,058,190
Cimarex Energy Co., Sr. Unsec. Notes, 3.90%, 05/15/27(b)	Baa3/BBB-	413	415,260

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS    (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
CORPORATE DEBT SECURITIES (Continued)
ENERGY (Continued)
CITGO Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22, 144A(b)	B3/B+	$2,180	$2,212,700
CMS Panhandle Holding Co., Sr. Unsec. Notes, 7.00%, 07/15/29	Baa3/BBB-	1,000	1,096,535
Columbia Pipeline Group, Inc., Co. Gty., 4.50%, 06/01/25(b)	Baa2/NA	395	420,473
El Paso LLC, Sr. Sec. Notes, 8.05%, 10/15/30	Baa3/BBB-	1,000	1,216,338
Enbridge Inc., Sr. Unsec. Notes, 5.50%, 12/01/46(b)	Baa2/BBB+	1,496	1,673,294
Enbridge Inc., Sub. Notes, 6.00%, 01/15/77(b),(c)	Ba1/BBB-	750	787,500
Enterprise Products Operating LLC, Co. Gty., Series B, 7.034%, 01/15/68(b),(c)	Baa2/BBB-	1,000	1,024,000
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.19%, 11/01/24, 144A	Baa2/BBB	80	93,080
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21, 144A(b)	NA/BB	1,000	1,078,488
Kinder Morgan, Inc., Co. Gty., 5.55%, 06/01/45(b)	Baa3/BBB-	1,755	1,859,817
Marathon Petroleum Corp., Sr. Unsec. Notes, 4.75%, 09/15/44(b)	Baa2/BBB	1,266	1,202,765
McDermott International Inc., Sec. Notes, 8.00%, 05/01/21, 144A(b)	B2/BB	1,175	1,183,812
MPLX LP, Sr. Unsec. Notes, 5.20%, 03/01/47(b)	Baa3/BBB-	641	660,151
Petrobras Global Finance BV, Co. Gty., 7.375%, 01/17/27	B1/BB-	200	211,600
Petroleos Mexicanos, Co. Gty., 8.00%, 05/03/19	Baa3/BBB+	250	273,437
Petroleos Mexicanos, Co. Gty., 6.00%, 03/05/20	Baa3/BBB+	750	804,000
Regency Energy Partners LP/Regency Energy Finance Corp., 6.50%, 07/15/21(b)	Baa3/BBB-	2,180	2,223,600
Sabine Pass Liquefaction LLC, Sr. Sec. Notes, 4.20%, 03/15/28, 144A(b)	Baa3/BBB-	1,009	1,019,405
Southern Co. Gas Capital Corp., Co. Gty., 4.40%, 05/30/47(b)	Baa1/A-	1,164	1,187,201
Spectra Energy Partners LP, Sr. Unsec. Notes, 3.375%, 10/15/26(b)	Baa2/BBB+	803	784,904
Sunoco LP/Sunoco Finance Corp., Co. Gty., 6.25%, 04/15/21(b)	B1/B+	850	888,250
Tesoro Corp., Co. Gty., 4.75%, 12/15/23, 144A(b)	Ba1/BBB-	291	313,553
Valero Energy Corp., Co. Gty., 8.75%, 06/15/30	Baa2/BBB	1,000	1,340,161
Valero Energy Corp., Co. Gty., 10.50%, 03/15/39	Baa2/BBB	500	809,486
Williams Partners LP, Sr. Unsec. Notes, 4.30%, 03/04/24(b)	Baa3/BBB	1,670	1,737,091
Williams Partners LP, Sr. Unsec. Notes, 4.00%, 09/15/25(b)	Baa3/BBB	730	743,436

			31,622,113

FOOD AND BEVERAGE (1.83%)
Anheuser-Busch InBev Finance, Inc., Co. Gty., 3.70%, 02/01/24	A3/A-	795	831,784
Anheuser-Busch InBev Finance, Inc., Co. Gty., 4.70%, 02/01/36(b)	A3/A-	645	709,915
Anheuser-Busch InBev Finance, Inc., Co. Gty., 4.90%, 02/01/46(b)	A3/A-	756	853,253
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 7.75%, 01/15/19	A3/A-	325	353,344
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.20%, 01/15/39	A3/A-	27	41,833
Constellation Brands Inc., Co. Gty., 2.70%, 05/09/22(b)	Baa3/BBB-	343	342,581
Smithfield Foods Inc., Co. Gty., 4.25%, 02/01/27, 144A(b)	Ba2/BBB-	999	1,022,017

			4,154,727

GAMING, LODGING & LEISURE (0.97%)
Wyndham Worldwide Corp., Sr. Unsec. Notes, 4.50%, 04/01/27(b)	Baa3/BBB-	2,140	2,206,107

HEALTHCARE (0.40%)
Actavis Funding SCS, Co. Gty., 4.75%, 03/15/45(b)	Baa3/BBB	61	65,848
MEDNAX, Inc., Co. Gty., 5.25%, 12/01/23, 144A(b)	Ba2/BBB-	250	257,500
Mylan NV, Co. Gty., 3.95%, 06/15/26(b)	Baa3/BBB-	397	402,256
Mylan NV, Co. Gty., 5.25%, 06/15/46(b)	Baa3/BBB-	169	184,869

			910,473

INDUSTRIAL (1.83%)
Heathrow Funding, Ltd., Sr. Sec. Notes, 4.875%, 07/15/23, 144A	NA/A-	200	214,875
Northrop Grumman Space & Mission Systems Corp., Co. Gty., 7.75%, 06/01/29	Baa1/BBB+	500	669,298
Penske Truck Leasing Co. LP/ PTL Finance Corp., Sr. Unsec. Notes, 3.40%, 11/15/26, 144A(b)	Baa2/BBB	785	771,396

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS    (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
CORPORATE DEBT SECURITIES (Continued)
INDUSTRIAL (Continued)
Sydney Airport Finance Co. Property, Ltd., Sr. Sec. Notes, 3.375%, 04/30/25, 144A(b)	Baa2/BBB	$400	$398,985
United Technologies Corp., Sr. Unsec. Notes, 3.75%, 11/01/46(b)	A3/A-	700	685,422
Vale Overseas, Co. Gty., 5.875%, 06/10/21	Ba2/BBB-	1,300	1,395,550

			4,135,526

INSURANCE (10.58%)
AIG SunAmerica, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/BBB+	1,800	2,258,852
Allstate Corp., Jr. Sub. Notes, 6.50%, 05/15/67(b),(c)	Baa1/BBB	2,200	2,579,500
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/68(b),(c)	Baa2/BBB-	2,500	3,375,000
Brighthouse Financial Inc., Co. Gty., 4.70%, 06/22/47, 144A(b)	Baa3/BBB+	1,052	1,038,570
Farmers Exchange Capital, Sub. Notes, 7.20%, 07/15/48, 144A	Baa2/BBB+	2,250	2,859,640
Guardian Life Insurance Co. of America, Sub. Notes, 7.375%, 09/30/39, 144A	A1/AA-	108	153,896
Liberty Mutual Group, Inc., Co. Gty., 4.151%, 03/07/67, 144A(b),(c)	Baa3/BB+	1,530	1,491,750
Liberty Mutual Group, Inc., Co. Gty., 10.75%, 06/15/88, 144A(b),(c)	Baa3/BB+	1,000	1,585,000
Liberty Mutual Group, Inc., Sr. Unsec. Notes, 7.00%, 03/15/34, 144A	Baa2/BBB	250	319,102
Massachusetts Mutual Life Insurance Co., Sub. Notes, 8.875%, 06/01/39, 144A	A1/AA-	151	247,418
Massachusetts Mutual Life Insurance Co., Sub. Notes, 4.90%, 04/01/77, 144A	NA/AA-	980	1,047,715
MetLife Inc., Jr. Sub. Notes, 6.40%, 12/15/66(b)	Baa2/BBB	637	735,735
MetLife Inc., Jr. Sub. Notes, 9.25%, 04/08/68, 144A(b)	Baa2/BBB	500	745,000
MetLife Inc., Jr. Sub. Notes, 10.75%, 08/01/69(b)	Baa2/BBB	1,000	1,665,000
Nationwide Mutual Insurance Co., Sub. Notes, 8.25%, 12/01/31, 144A	A3/A-	500	715,291
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	215	359,017
New York Life Insurance Co., Sub. Notes, 6.75%, 11/15/39, 144A	Aa2/AA-	103	144,677
Prudential Financial, Inc., Jr. Sub. Notes, 5.20%, 03/15/44(b),(c)	Baa2/BBB+	2,500	2,650,000

			23,971,163

MEDIA (9.33%)
21st Century Fox America, Inc., Co. Gty., 7.90%, 12/01/95	Baa1/BBB+	1,400	1,920,663
Comcast Corp., Co. Gty., 7.05%, 03/15/33	A3/A-	2,000	2,733,612
Cox Communications, Inc., Sr. Unsec. Notes, 6.80%, 08/01/28	Baa2/BBB	1,500	1,800,675
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB	500	613,783
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa1/BBB+	159	183,712
Harcourt General, Inc., Sr. Unsec. Notes, 8.875%, 06/01/22	NA/BBB+	2,000	2,393,110
Hearst-Argyle Television, Inc., Sr. Unsec. Notes, 7.00%, 01/15/18	NA/NA	1,000	1,020,000
Myriad International Holding BV, Co. Gty., 6.375%, 07/28/17, 144A	Baa3/BBB-	100	100,050
Numericable Group SA, Sr. Sec. Notes, 6.25%, 05/15/24, 144A(b)	B1/B+	1,780	1,880,125
Sirius XM Radio Inc., Sr. Unsec. Notes, 5.00%, 08/01/27, 144A(b)	Ba3/BB	265	266,987
Time Warner Entertainment Co., LP, Co. Gty., 8.375%, 07/15/33	Ba1/BBB-	1,360	1,867,160
Time Warner, Inc., Co. Gty., 9.15%, 02/01/23	Baa2/BBB	3,000	3,848,154
VTR Finance BV, 6.875%, 01/15/24, 144A(b)	B1/B+	2,375	2,517,500
World Color Press, Inc., Escrow Notes, 0.00%— 12/01/43(e)	NA/NA	1,000	—

			21,145,531

MINING (1.81%)
Anglo American Capital PLC, Co. Gty., 9.375%, 04/08/19, 144A	Ba1/BB+	500	559,375
BHP Billiton Finance USA, Ltd. Co. Gty., 6.75%, 10/19/75, 144A(b),(c)	Baa2/BBB+	972	1,110,597
FMG Resources Ltd., Co. Gty., 4.75%, 05/15/22, 144A(b)	Ba2/(P)BB+	120	120,450
Teck Resources, Ltd., Co. Gty., 6.00%, 08/15/40(b)	B1/BB	1,000	1,005,000
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42(b)	B1/BB	1,415	1,315,950

			4,111,372

PAPER (1.68%)
Smurfit Kappa Treasury Funding, Ltd., Sr. Sec. Notes, 7.50%, 11/20/25	Ba1/BB+	2,000	2,390,000

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS    (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
CORPORATE DEBT SECURITIES (Continued)
PAPER (Continued)
Westvaco Corp., Co. Gty., 8.20%, 01/15/30	Baa2/BBB	$1,000	$1,407,819

			3,797,819

RETAIL & RESTAURANT (0.16%)
McDonald’s Corp., Sr. Unsec. Notes, 3.70%, 01/30/26(b)	Baa1/BBB+	146	151,201
Rite Aid Corp., Co. Gty., 6.75%, 06/15/21(b)	B3/B-	199	204,373

			355,574

TECHNOLOGY (1.50%)
j2 Cloud Services LLC, Co. Gty., 6.00%, 07/15/25, 144A(b)	Ba3/BB	224	230,720
NXP Funding LLC, Sr. Unsec. Notes, 3.875%, 09/01/22, 144A	Ba1/BBB-	2,213	2,304,286
QUALCOMM Inc., Sr. Unsec. Notes, 3.25%, 05/20/27(b)	A1/A	861	862,968

			3,397,974

TELECOMMUNICATIONS (7.09%)
Altice Financing SA, Sr. Sec. Notes, 6.625%, 02/15/23, 144A(b)	B1/BB-	200	212,188
AT&T Inc., Sr. Unsec. Notes, 4.50%, 05/15/35(b)	Baa1/BBB+	1,750	1,721,636
AT&T Inc., Sr. Unsec. Notes, 4.75%, 05/15/46(b)	Baa1/BBB+	425	416,757
Bharti Airtel International, Sr. Unsec. Notes, 5.35%, 05/20/24, 144A	Baa3/BBB-	2,225	2,349,045
Centel Capital Corp., Co. Gty., 9.00%, 10/15/19	Ba1/BBB-	1,000	1,135,583
Deutsche Telekom International Finance BV, Co. Gty., 8.75%, 06/15/30	Baa1/BBB+	2,000	2,966,158
Digicel, Ltd., Sr. Unsec. Notes, 6.00%, 04/15/21, 144A(b)	B1/NA	500	479,375
Frontier Communications Corp., Sr. Unsec. Notes, 8.125%, 10/01/18	B2/B+	500	528,125
Qwest Corp., Sr. Unsec. Notes, 6.875%, 09/15/33(b)	Ba1/BBB-	928	913,145
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35(b)	Ba1/BBB-	500	499,173
Sprint Capital Corp., Co. Gty., 6.875%, 11/15/28	B3/B	1,500	1,667,355
Sprint Capital Corp., Co. Gty., 8.75%, 03/15/32	B3/B	1,000	1,260,000
Verizon Communications Inc., Sr. Unsec. Notes, 4.812%, 03/15/39, 144A	Baa1/BBB+	1,898	1,918,532

			16,067,072

TRANSPORTATION (3.48%)
American Airlines, Pass Through Certs., Series 2013-2, Class B, 5.60%, 01/15/22, 144A	NA/BBB-	1,862	1,943,882
American Airlines, Pass Through Certs., Series 2017-1, Class AA, 3.65%, 08/15/30	Aa3/NA	1,102	1,135,060
BNSF Funding Trust I, Co. Gty., 6.613%, 12/15/55(b),(c)	Baa2/A-	250	287,905
British Airways, Pass Through Certs., Series 2013-1, Class B, 5.625%, 12/20/21, 144A	A3/BBB+	949	991,490
Continental Airlines, Pass Through Certs., Series 1999-1, Class B, 6.795%, 02/02/20	Ba1/BBB	23	23,535
Continental Airlines, Pass Through Certs., Series 2000-1, Class A1, 8.048%, 05/01/22	Baa1/A-	359	396,705
Continental Airlines, Pass Through Certs., Series 2000-2, Class A1, 7.707%, 10/02/22	Baa1/BBB	429	463,727
Delta Air Lines, Pass Through Certs, Series 1993, Class A2, 10.50%, 04/30/16(b),(e)	NA/NA	330	29,024
ERAC USA Finance LLC, Co. Gty., 7.00%, 10/15/37, 144A	Baa1/BBB+	1,500	1,947,159
Federal Express Corp., Pass Through Certs., Series 1996, Class B2, 7.84%, 01/30/18(b)	Baa1/BBB	265	273,053
United Airlines, Pass Through Certs., Series 2013-1, Class B, 5.375%, 02/15/23	NA/BBB-	386	404,485

			7,896,025

UTILITIES (7.78%)
Black Hills Corp., Sr. Unsec. Notes, 3.95%, 01/15/26(b)	Baa2/BBB	1,082	1,115,589
Consumers Energy Co., 3.25%, 08/15/46(b)	Aa3/A	622	570,192
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20, 144A	Baa3/BBB-	1,000	1,114,400

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS    (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
CORPORATE DEBT SECURITIES (Continued)
UTILITIES (Continued)
Electricite de France SA, Sub. Notes, 5.25%, 01/29/23, 144A(b),(c),(d)	Baa3/BB	$2,000	$2,052,000
Enel Finance International NV, Co. Gty., 4.75%, 05/25/47, 144A	Baa2/BBB	1,130	1,162,724
Exelon Corp., Sr. Unsec. Notes, 3.40%, 04/15/26(b)	Baa2/BBB-	505	503,297
FirstEnergy Corp., Sr. Unsec. Notes, 4.85%, 07/15/47(b)	Baa3/BB+	435	441,311
Great Plains Energy Inc., Sr. Unsec. Notes, 3.90%, 04/01/27(b)	Baa3/BBB	1,369	1,384,915
Great Plains Energy Inc., Sr. Unsec. Notes, 4.85%, 04/01/47(b)	Baa3/BBB	182	187,276
Hydro-Quebec, 8.25%, 04/15/26	Aa2/AA-	1,550	2,064,944
Kansas City Power & Light Co., Sr. Unsec. Notes, 4.20%, 06/15/47(b)	Baa1/BBB+	917	933,883
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A2/A-	500	659,727
NextEra Energy Capital Holding, Inc., Co. Gty., Series D, 7.30%, 09/01/67(b),(c)	Baa2/BBB	1,250	1,257,838
Ohio Power Co., Sr. Unsec. Notes, 5.375%, 10/01/21	A2/A-	1,000	1,113,334
Southern Co. Gas Capital Corp. Co. Gty., 5.875%, 03/15/41(b)	Baa1/A-	992	1,200,146
Southern Co. Gas Capital Corp. Co. Gty., 3.95%, 10/01/46(b)	Baa1/A-	539	514,492
Toledo Edison Co., 7.25%, 05/01/20	Baa1/BBB+	80	88,372
Transelec SA, Sr. Unsec. Notes, 4.25%, 01/14/25, 144A(b)	Baa1/BBB	750	775,671
Transelec SA, Sr. Unsec. Notes, 3.875%, 01/12/29, 144A(b)	Baa1/BBB	490	483,875

			17,623,986

Total CORPORATE DEBT SECURITIES (Cost of $168,400,894)			187,469,004

ASSET BACKED SECURITIES (8.44%)
Antares Ltd., Series 2017-1A, Class C, 4.281%, 07/20/28, 144A(b),(c)	NA/A	1,093	1,093,647
AVIS Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21, 144A(b)	Aaa/NA	1,605	1,595,946
Carlyle Global Market Strategies, Series 2014-3A, Class B, 3.32%, 07/27/26, 144A(b),(c)	A1/NA	2,500	2,498,450
CPS Auto Receivables Trust, Series 2015-C, Class B, 2.55%, 02/18/20, 144A(b)	NA/AAA	935	939,422
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A21, 3.484%, 10/25/45, 144A	NA/BBB+	1,234	1,246,632
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 06/25/40, 144A(b)	Aa2/NA	462	462,011
DRB Prime Student Loan Trust, Series 2017-A, Class A2B, 2.85%, 05/27/42, 144A(b)	Aaa/NA	2,130	2,125,732
Drive Auto Receivables Trust, Series 2016-CA, Class B, 2.37%, 11/16/20, 144A(b)	Aa1/AA	676	676,627
Golub Capital Partners Ltd., Series 2017-19RA, Class B, 3.742%, 07/26/29, 144A(b),(c)	A2/NA	1,935	1,924,725
IVY Hill Middle Market Credit Fund XII Ltd., Series 12A, Class B, 4.313%, 07/20/29, 144A(b),(c)	A3/NA	866	871,196
NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.54%, 04/18/22, 144A(b)	Aaa/AAA	1,460	1,464,366
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%, 03/25/37(b),(f)	Ca/AA	38	35,034
Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2, 5.58%, 11/25/36(b),(f)	C/CCC	145	83,241
Small Business Administration Participation Certificates, Series 2010-20F,
Class 1, 3.88%, 06/01/30	Aaa/AA+	139	147,038
Sofi Consumer Loan Program LLC, Series 2017-3, Class A, 2.77%, 05/25/26, 144A(b)	NA/AA	404	405,681
Sofi Professional Loan Program Ltd., Series 2017-C, Class B, 3.56%, 07/25/40, 144A(b),(c)	NA/A+	1,099	1,094,590
Spirit Master Funding LLC, Series 2014-2A, Class A, 5.76%, 03/20/42, 144A(b)	NA/A+	1,566	1,648,379

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS    (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
ASSET BACKED SECURITIES (Continued)
TAL Advantage LLC, Series 2014-2A, Class A1, 1.70%, 05/20/39, 144A(b)	NA/A	$107	$106,282
Textainer Marine Containers V Ltd., Series 2017-1A, Class A, 3.72%, 05/20/42, 144A(b)	NA/A	697	703,133

TOTAL ASSET BACKED SECURITIES (Cost of $19,149,085)			19,122,132

COMMERCIAL MORTGAGE-BACKED SECURITIES (3.61%)
CGGS Commercial Mortgage Trust, Series 2016-RNDA, Class DFX, 4.387%, 02/10/33, 144A	Baa2/NA	589	594,508
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class D, 3.635%, 05/10/35, 144A(c)	Baa1/NA	2,000	1,993,999
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class C, 4.431%, 12/10/49(b),(c)	NA/NA	367	369,170
FREMF Mortgage Trust, Series 2015-K44, Class B, 3.81%, 01/25/48, 144A(b),(c)	NA/NA	535	539,922
FREMF Mortgage Trust, Series 2015-K45, Class B, 3.714%, 04/25/48, 144A(b),(c)	NA/NA	1,270	1,264,663
LMREC Inc., Series 2016-CRE2, Class A, 2.71%, 11/24/31, 144A(b),(c)	Aaa/NA	689	694,168
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV,
Class C, 4.432%, 10/15/30, 144A(c)	NA/A	2,710	2,734,235

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $8,055,709)			8,190,665

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.27%)
FHLMC Pool # A15675, 6.00%, 11/01/33	Aaa/AA+	123	139,409
FHLMC Pool # G00182, 9.00%, 09/01/22(g)	Aaa/AA+	—	183
FNMA Pool # 58991, 11.00%, 02/01/18(g)	Aaa/AA+	—	45
FNMA Pool # 754791, 6.50%, 12/01/33	Aaa/AA+	249	277,749
FNMA Pool # 763852, 5.50%, 02/01/34	Aaa/AA+	142	158,761
GNSF Pool # 194228, 9.50%, 11/15/20	Aaa/AA+	5	5,180
GNSF Pool # 307527, 9.00%, 06/15/21	Aaa/AA+	8	8,487
GNSF Pool # 417239, 7.00%, 02/15/26	Aaa/AA+	7	7,696
GNSF Pool # 780374, 7.50%, 12/15/23	Aaa/AA+	4	4,328

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $497,605)			601,838

MUNICIPAL BONDS (1.19%)
Municipal Electric Authority of Georgia, Build America Bonds-Taxable-
Plant Vogle Units 3&4, Series J, Revenue Bond, 6.637%, 04/01/57	A2/A+	175	214,564
San Francisco City & County Public Utilities Commission, Water Revenue,
Build America Bonds, 6.00%, 11/01/40	Aa3/AA-	145	182,365
State of California, Build America Bonds, GO, 7.625%, 03/01/40	Aa3/AA-	1,500	2,291,625

TOTAL MUNICIPAL BONDS (Cost of $1,856,742)			2,688,554

U.S. TREASURY SECURITIES (1.26%)
U.S. Treasury Inflation Indexed Bonds, 1.00%, 02/15/46	Aaa/AA+	559	558,837
United States Treasury Note, 1.875%, 04/30/22	Aaa/AA+	851	850,434
United States Treasury Note, 1.75%, 05/31/22	Aaa/AA+	223	221,992
United States Treasury Note, 2.00%, 05/31/24	Aaa/AA+	579	574,638
United States Treasury Note, 3.00%, 02/15/47	Aaa/AA+	638	658,137

TOTAL U.S. TREASURY SECURITIES (Cost of $2,889,220)			2,864,038

		Shares
PREFERRED STOCK (1.16%)
CoBank ACB, Series F, 6.250%, 144A(b),(c)		20,000	2,088,750
US BANCORP, Series A, 3.500% (b),(c)		615	547,688

TOTAL PREFERRED STOCK (Cost of $2,521,650)			2,636,438

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS    (Unaudited) — continued

Value (Note 1)
TOTAL INVESTMENTS (98.66%) (Cost $203,370,905) *	$223,572,669

OTHER ASSETS AND LIABILITIES (1.34%)	3,030,502

NET ASSETS (100.00%)	$226,603,171

(a)	Ratings for debt securities are unaudited. All ratings are as of June 30, 2017 and may have changed subsequently.
(b)	This security is callable.
(c)	Variable rate security. Rate disclosed is as of June 30, 2017.
(d)	Security is perpetual. Date shown is next call date.
(e)	Investment was in default as of June 30, 2017.
(f)	Multi-Step Coupon. Rate disclosed is as of June 30, 2017.
(g)	Principal amount less than $1,000.

144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2017, these securities amounted to $83,327,039 or 36.77% of net assets.

*Aggregate cost for Federal income tax purposes is $203,370,905.

Gross unrealized appreciation	$21,071,608
Gross unrealized depreciation	(869,844)

Net unrealized appreciation	$20,201,764

Legend

Certs. - Certificates

CLO - Collateralized Loan Obligation

Co. Gty. - Company Guaranty

Debs. - Debentures

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FREMF - Freddie Multi-Family

GNSF - Government National Mortgage Association (Single Family)

GO - General Obligation

Gtd. - Guaranteed

Jr. - Junior

LLC - Limited Liability Company

Ltd. - Limited

NA - Not Available

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

The accompanying notes are an integral part of these schedule of investments.

INSIGHT SELECT INCOME FUND

Notes to the Quarterly Schedule of Investments

June 30, 2017

(unaudited)

A. Security Valuation – In valuing the Insight Select Income Fund’s (the “Fund”) net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser - and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.

In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At June 30, 2017, there were no securities valued using fair value procedures.

Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2	–	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3	–	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis as of June 30, 2017.

	Total Market Value at 06/30/17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
CORPORATE DEBT SECURITIES	$187,469,004	$—	$187,469,004	$—
ASSET BACKED SECURITIES	19,122,132	—	19,122,132	—
COMMERCIAL MORTGAGE-BACKED SECURITIES	8,190,665	—	8,190,665	—
RESIDENTIAL MORTGAGE-BACKED SECURITIES	601,838	—	601,838	—
MUNICIPAL BONDS	2,688,554	—	2,688,554	—
U.S. TREASURY SECURITIES	2,864,038	—	2,864,038	—
PREFERRED STOCK	2,636,438	2,636,438	—	—
TOTAL INVESTMENTS	$223,572,669	$2,636,438	$220,936,231	$—

INSIGHT SELECT INCOME FUND

Notes to the Quarterly Schedule of Investments

June 30, 2017 (concluded)

(unaudited)

At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Pursuant to Fund policy, transfers between levels are considered to have occurred at the beginning of the reporting period. As of June 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 for the Fund.

Level 3 investments are categorized as Level 3 with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of June 30, 2017, the Fund did not hold any Level 3 securities.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Insight Select Income Fund

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President
(principal executive officer)

Date	8/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President
(principal executive officer)

Date	8/28/2017

By (Signature and Title)*	/s/ Thomas E. Stabile
Thomas E. Stabile, Treasurer
(principal financial officer)

Date	8/28/2017

* Print the name and title of each signing officer under his or her signature.